Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2022
Entity Registrant Name	SCHWAB INVESTMENTS
Entity Central Index Key	0000869365
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 27, 2023
Document Effective Date	Feb. 27, 2023
Prospectus Date	Feb. 27, 2023
Schwab 1000 Index Fund | Schwab 1000 Index Fund
Prospectus:
Trading Symbol	SNXFX